Finance Expense - Schedule Of Finance Cost Explanatory (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance Cost [Abstract]
Revaluation loss from derivative financial instruments	£ (12,648)	£ 0	£ 0
Finance expense	£ (12,648)	£ 0	£ 0